Short-Term Investments - Schedule of Short-Term Investments (Details) - USD ($)		9 Months Ended		12 Months Ended
		Jul. 31, 2026		Oct. 31, 2025
Schedule of Short-Term Investments [Line Items]
Beginning shares		$ 1,662,407
Ending shares		3,894,226		$ 1,662,407
Polyrizon Ltd. [Member]
Schedule of Short-Term Investments [Line Items]
Beginning shares	[1]	886		289,388
Additions	[1]			200,000
Disposals	[1]	(1,842)		(186,072)
Changes in fair value	[1]	956		(302,430)
Ending shares	[1]			886
Taurus Gold Corp. – shares and warrants [Member]
Schedule of Short-Term Investments [Line Items]
Beginning shares		1,661,521	[2]
Additions			[2]	514,591
Disposals			[2]
Changes in fair value		(715,698)	[2]	1,146,930
Ending shares	[2]	945,823		1,661,521
Quantum X Labs Inc. - shares and warrants [Member]
Schedule of Short-Term Investments [Line Items]
Beginning shares	[3]
Additions	[3]	1,430,001
Disposals	[3]
Changes in fair value	[3]	1,518,402
Ending shares	[3]	2,948,403
Short-term Investment [Member]
Schedule of Short-Term Investments [Line Items]
Beginning shares		1,662,407		289,388
Additions		1,430,001		714,591
Disposals		(1,842)		(186,072)
Changes in fair value		803,660		844,500
Ending shares		$ 3,894,226		$ 1,662,407

[1]	On March 31, 2025, the Company subscribed for shares, pre funded warrants and warrants to purchase shares of Polyrizon (“Polyrizon Shares”). As of October 31, 2025, following the exercise and sale of certain Polyrizon Shares, the Company retained a balance of 145 Polyrizon shares. On November 28, 2025, Polyrizon effected a reverse share split of its ordinary shares at the ratio of 1-for-6, such that each six (6) ordinary shares, no par value, were consolidated into one (1) ordinary share, no par value. All the Polyrizon Shares and price per Polyrizon share information have been retroactively adjusted in these financial statements. On July 16, 2026, the Company sold the Polyrizon Shares.
[2]	During October 2025, the Company subscribed for 13,020,000 shares (“Taurus Shares”) and 13,020,000 warrants (“October 2025 Taurus Warrants”) of Taurus Gold Corp. (“Taurus”) at a cost of $466,441. Each October 2025 Taurus Warrant can be exercised into one ordinary share of Taurus at an exercise price of CAD$0.064 per share, subject to certain adjustments, including a cashless exercise mechanism. The October 2025 Taurus Warrants expire on October 31, 2028. The Black-Scholes pricing model was used to measure the October 2025 Taurus Warrants with the following assumptions: share price of CAD$0.07, volatility of 70%, risk-free interest rate of 2.88% and expected life of 2.25 years. During October 2025, the Company also purchased an additional 111,065 Taurus Shares from a third party investor and paid $48,150.
[3]
(3)	On March 4, 2026, the Company invested $650,001 in Quantum X Labs Inc. (formerly known as Viewbix Inc.) (“QXL”) and received 371,429 shares (the “QXL Shares”) and 297,143 warrants (the “QXL Warrants”). The QXL Warrants expire on March 5, 2031. The Black-Scholes pricing model was used to measure the QXL Warrants with the following assumptions: share price of $3.11, volatility of 86.35%, risk-free interest rate of 4.02% and expected life of 4.85 years. QXL is an advanced technologies company that combines digital advertising activities with a strategic move into quantum and AI technologies. On June 26, 2026, the Company exercised the QXL Warrants and received 297,143 QXL shares.

The Taurus Shares, Polyrizon Shares and QXL Shares are recorded at fair value in the Company’s Consolidated Statement of Financial Position. The October 2025 Taurus Warrants and QXL Warrants were recorded at their fair value as a derivative asset at the time of the grant and are revalued at the end of each reporting period. The changes in fair value of short-term investment were recorded to the Condensed Interim Consolidated Statements of Operations and Comprehensive Loss.